Fair Value Measurements - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 18c)	$ 365,942	$ 187,361	$ 55,928	$ 103,146
Obligations related to finance leases, including current portion (note 12)	(139,599)	(532,760)
Reported Value Measurement | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases, including current portion (note 12)	(139,599)	(532,760)
Reported Value Measurement | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent	2,880	6,780
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 18c)	365,942	187,361
Reported Value Measurement | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	0
Interest rate swap agreements		3,709
Fair Value Asset/(Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases, including current portion (note 12)	(143,968)	(533,977)
Fair Value Asset/(Liability) | Level 2 | Related Party
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent		1
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash (note 18c)	365,942	187,361
Fair Value Asset/(Liability) | Fair Value, Measurements, Recurring | Level 2 | Interest rate swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	$ 0
Interest rate swap agreements		$ 3,709